Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share

		Restated[1]
	Half year ended 30.06.22	Half year ended 30.06.21
	£m	£m
Profit attributable to ordinary equity holders of the parent	2,475	3,752

	m	m
Basic weighted average number of shares in issue	16,684	17,140
Number of potential ordinary shares	428	467
Diluted weighted average number of shares	17,112	17,607

	p	p
Basic earnings per ordinary share	14.8	21.9
Diluted earnings per ordinary share	14.5	21.3
12021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.